FINANCIAL ASSETS AND LIABILITIES - Summary of Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Trade Receivables [line items]
Current	R$ 3,330,488	R$ 3,769,908
Non-current	114,148	157,634
Trade receivables	3,444,636	3,927,542
Cost [member]
Disclosure of Trade Receivables [line items]
Trade receivables	3,605,744	4,082,160
Expected credit losses [member]
Disclosure of Trade Receivables [line items]
Trade receivables	(161,108)	(154,618)
Unbilled revenue
Disclosure of Trade Receivables [line items]
Trade receivables	782,813	968,147
Domestic - market [member]
Disclosure of Trade Receivables [line items]
Trade receivables	2,790,623	3,085,227
Foreign market - Foreign currency [member]
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 32,308	R$ 28,786